REGULATORY CAPITAL REQUIREMENTS AND RESTRICTIONS OF DIVIDENDS	12 Months Ended
Dec. 31, 2011
Banking and Thrift [Abstract]
REGULATORY CAPITAL REQUIREMENTS AND RESTRICTIONS OF DIVIDENDS
NOTE 16.	REGULATORY CAPITAL REQUIREMENTS AND RESTRICTIONS OF DIVIDENDS

The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company and Bank’s financial statements.

Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk-weightings, and other factors. Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Company and Bank to maintain minimum amounts and ratios of Total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and Tier 1 capital (as defined) to average assets (as defined). Management believes, as of December 31, 2011 and 2010, that the Company and the Bank met all capital adequacy requirements to which they are subject.

As of December 31, 2011 and 2010, the most recent notifications from the regulatory agencies categorized the Bank as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, an institution must maintain minimum Total risk-based, Tier I risk-based, and Tier 1 leverage ratios as set forth in the following table. There are no conditions or events since these notifications that management believes have changed the Bank’s category.

The Company’s and the Bank’s actual regulatory capital amounts and ratios as December 31, 2011 and 2010 are presented in the following table.

	Actual		For Capital Adequacy Purposes				To Be Well Capitalized Under Prompt Corrective Action Provisions (2)
($ in thousands)	Amount	Ratio (1)	Amount		Ratio (1)		Amount		Ratio (1)
As of December 31, 2011:
Company
Total capital	$82,638	16.7%		$39,510		8.0%
Tier I capital	76,739	15.5		19,755		4.0
Leverage	76,739	12.1		25,468		4.0

Bank
Total capital	$74,586	15.6%		$38,340		8.0%		$47,925		10.0%
Tier I capital	68,687	14.3		19,170		4.0		28,755		6.0
Leverage	68,687	11.1		24,831		4.0		31,039		5.0

As of December 31, 2010:
Company
Total capital	$72,635	13.8%		$42,056		8.0%
Tier I capital	66,259	12.6		21,028		4.0
Leverage	66,259	9.9		26,798		4.0

Bank
Total capital	$65,796	13.0%		$40,623		8.0%		$50,779		10.0%
Tier I capital	59,420	11.7		20,312		4.0		30,468		6.0
Leverage	59,420	9.2	25,958		4.0		32,447		5.0

(1)	The Total capital ratio is defined as tier 1 capital plus tier 2 capital divided by total risk-weighted assets. The Tier 1 capital ratio is defined as tier 1 capital divided by total risk-weighted assets. The Leverage ratio is defined as tier 1 capital divided by the most recent quarter’s average total assets.

(2)	Prompt corrective action provisions are not applicable at the bank holding company level.

A source of income and funds for the Company are dividends from the Bank. Dividends declared by the Bank that exceed the retained net income for the most current year plus retained net income for the preceding two years must be approved by Federal regulatory agencies. At December 31, 2011, the Bank could pay dividends of approximately $3,585,000 without seeking regulatory approval.